Balances and Transactions With Related Parties and Key Officers (Schedule of Balances of Related Parties) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Directors [Member]
Disclosure of transactions between related parties [line items]
Other Payables	$ 86	$ 86